Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares, issued and outstanding	Additional paid-in capital	Retained profits (Accumulated deficit)	Accumulated other comprehensive income (loss)	Treasury shares, at cost	Total Highway Holdings Limited’s Shareholders’ equity	Non- controlling interests	Total
Balance at Mar. 31, 2019	$ 38	$ 11,370	$ (1,233)	$ (35)	$ (14)	$ 10,126	$ 11	$ 10,137
Balance (in Shares) at Mar. 31, 2019	3,802
Balance at Mar. 31, 2020	$ 40	11,537	(865)	196		10,908	10	10,918
Balance (in Shares) at Mar. 31, 2020	3,972
Shares issued	$ 2					2		2
Shares issued (in Shares)	175
Shares cancelled		(14)			14
Shares cancelled (in Shares)	(5)
Share-based compensation		181				181		181
Net income (loss)			687			687	(1)	686
Cash dividends			(319)			(319)		(319)
Translation adjustments				231		231		231
Balance at Mar. 31, 2021	$ 40	11,709	(2,041)	48		9,756	17	9,773
Balance (in Shares) at Mar. 31, 2021	4,027
Shares issued (in Shares)	15
Exercise of share options		79				79		79
Exercise of share options (in Shares)	40
Share-based compensation		93				93		93
Net income (loss)			(461)			(461)	7	(454)
Cash dividends			(715)			(715)		(715)
Translation adjustments				(148)		(148)		(148)
Balance at Mar. 31, 2022	$ 40	11,816	(2,284)	(303)		9,269		9,269
Balance (in Shares) at Mar. 31, 2022	4,037
Exercise of share options		20				20		20
Exercise of share options (in Shares)	10
Share-based compensation		$ 87				87		87
Net income (loss)			443			443	24	467
Cash dividends			$ (686)			(686)		(686)
Translation adjustments				$ (351)		$ (351)	$ (41)	$ (392)